Financing Received from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023 ARS ($)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 479,636,814	$ 326,569,454
Argentina, Pesos | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1646 days	1668 days
Rate	40.00	9.9
Notional amount	$ 42,425,311	$ 11,472,108
Argentina, Pesos | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	218 days	234 days
Rate	40.23	133.1
Notional amount	$ 390,185,116	$ 223,684,174
Argentina, Pesos | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	7 days	4 days
Rate	32.00	80.0
Notional amount	$ 5,428,456	$ 2,903,169
Argentina, Pesos | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00	0
Notional amount	$ 381,486	$ 456,069
US Dollar | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term		1748 days
Rate		9.4
Notional amount		$ 3,147,166
US Dollar | Local Institutions | Calls taken with entities within the private sector
Disclosure of detailed information about borrowings [line items]
Term	7 days
Rate	3.00
Notional amount	$ 11,209,771
US Dollar | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00	0
Notional amount	$ 8,970,139	$ 2,398,269
US Dollar | International Institutions | IFC
Disclosure of detailed information about borrowings [line items]
Term		2266 days
Rate		8.5
Notional amount		$ 6,371,496
US Dollar | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	129 days	182 days
Rate	6.95	5.6
Notional amount	$ 21,036,535	$ 76,137,003